UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 207-6500

Date of fiscal year end:	DECEMBER 31, 2004

Date of reporting period:	DECEMBER 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

December 31, 2004
Special Situations Fund III, L.P.	Annual Report

SPECIAL SITUATIONS FUND III, L.P.

    INDEX TO ANNUAL REPORT

      DECEMBER 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE PARTNERS OF
SPECIAL SITUATIONS FUND III, L.P.:

We have audited the accompanying statement of financial condition of Special Situations Fund III, L.P., including the portfolio of investments, as of December 31, 2004, the related statement of operations for the year then ended, the statements of changes in partners' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of Special Situations Fund III, L.P. as of December 31, 2004, the results of its operations for the year then ended, the changes in its partners' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.
Anchin, Block & Anchin LLP
New York, N. Y.
February 1, 2005

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION

DECEMBER 31, 2004

ASSETS

Investments, at fair value (cost $288,353,573)	$455,768,894
Cash and cash equivalents	96,480,341
Receivable for investments sold	2,721,153
Other assets	107,553

Total Assets	$555,077,941

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Payable for Units repurchased	$29,654,129
Securities sold short, at fair value (proceeds $1,098,038)	1,089,186
Payable for investments purchased	38,559
Administrator's fee payable	1,789,623
Consulting fee payable	838,945
Accrued expenses	299,141

Total Liabilities	33,709,583

Partners' Capital

Limited Partners	483,206,780
Corporate General Partner	33,960,129
Individual General Partners	4,201,449

Total Partners' Capital	521,368,358

Total Liabilities and Partners' Capital	$555,077,941

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

Shares	Common Stocks	Value

	Aerospace 0.40%
971,600	SPACEHAB, Incorporated (a)	$2,069,508

	Automotive Components 2.68%
2,343,535	Amerigon Incorporated (a)	8,764,821
321,800	Rush Enterprises, Inc. - Class A	5,222,814
		13,987,635

	Biotechnology 1.86%
277,862	Adolor Corporation	2,756,391
497,095	Ciphergen Biosystems, Inc.	2,137,509
173,732	Corixa Corporation	632,384
1,520,124	Xcyte Therapies, Inc. (a)	4,195,542
		9,721,826

	Biotechnology - Drug Delivery 1.35%
1,589,184	Aradigm Corporation	2,749,288
580,094	DepoMed, Inc.	3,132,508
347,100	Durect Corporation	1,138,488
		7,020,284

	Building Materials 0.23%
123,222	L.B. Foster Company	1,184,163

	CAD/CAM/CAE 1.20%
311,170	Ansoft Corporation	6,285,634

	Communication Equipment - Software 2.84%
2,238,077	Artisoft, Inc. (a)	5,483,289
2,342,466	Artisoft, Inc. (Restricted) (a)	2,667,132
1,049,082	ION Networks, Inc. (a)	262,270
625,647	MetaSolv, Inc.	1,682,990
1,355,150	Visual Networks, Inc.	4,715,922
		14,811,603

	Communication Products - Equipment 3.13%
523,893	Centillium Communications, Inc.	1,273,060
1,111,483	NMS Communications Corporation	7,013,458
253,400	RADVision, Ltd. (Israel)	3,413,298
1,792,873	Superconductor Technologies, Inc.	2,492,093
251,580	Telular Corporation	2,140,946
		16,332,855

	Computer Equipment 0.86%
380,500	Optimal Group, Inc. (Canada)	4,482,290

	Computer Services - Software 9.50%
1,023,500	ClickSoftware Technologies, Ltd. (Israel)	2,927,210
538,924	CryptoLogic, Inc. (Canada)	13,446,153
181,702	eCollege.com	2,064,135
1,442,603	First Virtual Communications, Inc. (a)	317,373
1,677,957	Net Perceptions, Inc. (a)	1,241,688
695,059	ONYX Software Corporation	2,224,189
245,900	Phoenix Technologies, Ltd.	2,031,134
13,800	Primal Solutions, Inc.	4,554
1,631,155	Quovadx, Inc.	3,898,460
1,575,000	Rainmaker Systems, Inc.	1,953,000
259,384	Stellent, Inc.	2,287,767

	Computer Services - Software (Continued)
326,780	SumTotal Systems, Inc.	$1,699,256
767,850	SupportSoft, Inc.	5,113,881
1,800,000	Tarantella, Inc. (a)	3,024,000
2,480,200	Unify Corporation (a)	1,488,120
161,500	WebSideStory, Inc.	2,007,445
219,080	Witness Systems, Inc.	3,825,137
		49,553,502

	Computer Systems 2.62%
52,000	3D Systems Corporation	1,033,760
3,902,230	Adept Technology, Inc. (a)	5,619,211
388,100	Performance Technologies, Incorporated	3,609,330
554,127	Pinnacle Systems, Inc.	3,380,175
		13,642,476

	Consumer Products 0.70%
1,056,783	Meade Instruments Corp. (a)	3,624,766

	Data Security 2.04%
1,657,001	Entrust, Inc.	6,280,034
119,197	SafeNet, Inc.	4,379,298
		10,659,332

	Electronic Components 1.65%
227,800	Frequency Electronics, Inc.	3,382,830
2,564,502	Tvia, Inc. (a)	5,205,939
		8,588,769

	Electronic Equipment 1.45%
1,845,205	Iteris Holdings, Inc. (a)	6,365,957
173,500	MagneTek, Inc.	1,197,150
		7,563,107

	Electronic Instruments 0.28%
56,749	Image Sensing Systems, Inc.	959,058
198,308	Metretek Technologies, Inc.	525,516
		1,484,574

	Electronic Semiconductor 0.47%
1,263,200	PSi Technologies Holdings, Inc. (Philippines) (a)	2,475,872

	Energy - Oil & Gas 2.35%
179,900	Core Laboratories, N.V. (Netherlands)	4,200,665
349,000	Willbros Group, Inc. (Panama)	8,044,450
		12,245,115

	Energy - Technology 1.90%
804,475	Catalytica Energy Systems, Inc.	1,818,114
1,341,215	Quantum Fuel Systems Technologies Worldwide, Inc.	8,074,114
		9,892,228

	Entertainment 1.47%
379,500	Digital Theater Systems, Inc.	7,639,335

	Financial Services - Miscellaneous 1.57%
249,935	ASTA Funding, Inc.	$6,708,256
967,742	Orion Acquisition Corporation (Restricted)	1,500,000
		8,208,256

	Gold Mining 0.92%
2,335,500	MK Resources Company (a)	4,787,775

	Healthcare Services 1.24%
478,500	I-Trax, Inc.	904,365
359,766	U.S. Physical Therapy, Inc.	5,547,592
		6,451,957

	Healthcare - Specialized Products & Services 1.80%
255,600	American Dental Partners, Inc.	4,846,176
619,700	STAAR Surgical Company	4,512,519
		9,358,695

	Housing - Construction 0.70%
166,200	Comstock Homebuilding Companies Inc.	3,651,414

	Household Furniture - Appliances 0.41%
2,612,500	Chitaly Holdings Limited (Hong Kong)	2,142,250

	Insurance 0.00%
200	Renaissance Acceptance Group, Inc.	-

	Information Services 1.20%
2,937,679	EDGAR Online, Inc. (a)	4,494,649
1,102,500	FIND/SVP, Inc. (a)	1,764,000
		6,258,649

	Internet Commerce 0.95%
982,000	Youbet.com, Inc.	4,968,920

	Media 0.23%
132,261	Napster, Inc.	1,182,413

	Medical Devices & Equipment 11.02%
1,126,881	ATS Medical, Inc.	5,251,265
932,378	Applied Imaging Corporation (a)	615,370
250,000	CABG Medical, Inc.	1,497,500
316,587	Given Imaging, Ltd. (Israel)	11,387,634
365,131	Laserscope, Inc.	13,111,854
2,706,592	Micro Therapeutics, Inc. (a)	10,149,720
478,470	Natus Medical Incorporated	3,827,760
707,928	Orthovita, Inc.	2,966,218
1,559,807	Precision Optics Corporation, Inc. (a)	1,934,161
273,420	Quidel Corporation	1,388,974
393,100	Sonic Innovations, Inc.	1,639,227
1,421,381	World Heart Corporation (Canada) (a)	3,681,376
		57,451,059

	Medical - Drugs 1.42%
743,512	Advancis Pharmaceutical Corporation	2,840,216
621,535	CollaGenex Pharmaceuticals, Inc.	4,562,067
		7,402,283

	Medical Information Systems 0.49%
161,000	Schick Technologies, Inc.	2,535,750

	Medical Instruments 0.36%
182,224	NuVasive, Inc.	$1,867,796

	Online Services 1.68%
1,735,650	The Knot, Inc. (a)	8,765,033

	Paper - Packaging 0.00%
593,749	Chase Packaging Corporation	-

	Pharmaceutical Products 0.79%
213,267	Axcan Pharma, Inc. (Canada)	4,120,318

	Restaurant 1.14%
592,498	Buca, Inc.	4,123,786
542,499	Monterey Pasta, Inc.	1,839,072
		5,962,858

	Retail 8.32%
173,303	1-800 CONTACTS, INC.	3,812,666
447,000	Bakers Footwear Group, Inc. (a)	4,537,050
167,060	Candie's Inc.	902,124
1,198,341	EZCORP, Inc. (a)	18,466,441
431,054	Gaiam, Inc.	2,650,982
232,750	Gander Mountain Company	2,986,182
120,000	Orange 21, Inc.	1,254,000
361,500	Phoenix Footwear Group, Inc.	2,812,470
485,000	RedEnvelope, Inc. (a)	5,941,250
		43,363,165

	Semiconductor Equipment 1.58%
227,048	Celeritek, Inc.	351,924
1,189,299	Nova Measuring Instruments, Ltd. (Israel) (a)	4,126,868
977,326	Trikon Technologies, Inc. (Great Britain)	2,247,850
250,600	Ultra Clean Holdings, Inc.	1,518,636
		8,245,278

	Services 1.72%
439,385	Collectors Universe, Inc. (a)	8,976,636

	Specialized Services 0.62%
632,900	NIC, Inc.	3,215,132

	Technology - Miscellaneous 1.53%
238,700	Culp, Inc.	1,618,386
353,137	MarketWatch, Inc.	6,356,466
		7,974,852

	Telecom Equipment 1.33%
671,838	COMARCO, Inc. (a)	5,777,807
999,954	Peco II, Inc.	1,169,946
		6,947,753

	Telecom Services 0.67%
8,750,000	WPCS International Incorporated (Restricted) (a)	3,500,000

	Therapeutics 0.88%
436,459	Pharmacyclics, Inc.	4,569,726

	Total Common Stocks 81.55%	425,172,842

		Fair
Shares	Preferred Stocks	Value

	Data Security 0.48%
1,250,000	Verdasys, Inc. Series B 2% (Restricted)	$2,500,000

	Total Preferred Stocks 0.48%	2,500,000

Principal		Fair
Amount	Corporate Bonds	Value

	Computer Services - Software 0.73%
$3,800,000	Immersion Corporation 5% convertible, due 12/23/09 (Restricted)	$3,800,000
€ 2,100,000	Titus Interactive 2%, due 7/1/05 (France)	-
		3,800,000

	Computer Systems 0.70%
$1,875,000	3D Systems Corporation 6%, due 11/30/13	3,661,500

	Consumer Products 0.29%
1,500,000	Rockford Corporation 4.5%, due 6/11/09	1,500,000

	Medical Devices & Equipment 1.19%
3,000,000	World Heart Corporation 3%, due 9/15/09	6,216,000

	Transportation 0.43%
2,250,000	Velocity Express Corporation 6%, due 4/30/05 (Restricted)	2,250,000

	Total Corporate Bonds 3.34%	17,427,500

		Fair
Warrants	Warrants	Value

	Biotechnology 0.04%
413,400	Alliance Pharmaceutical Corp. 10/30/06	$16,536
43,000	Discovery Laboratories, Inc. 9/19/10	123,840
4,819	Dov Pharmaceutical, Inc. 6/2/09	43,949
		184,325

	Biotechnology - Drug Delivery 0.22%
398,733	Aradigm Corporation 3/10/07	338,923
208,333	Aradigm Corporation 11/10/07	79,167
210,648	DepoMed, Inc. 4/21/08	741,481
		1,159,571

	Communication Equipment - Software 0.05%
1,140,000	Artisoft, Inc. 9/30/06 (a)	239,400
44,842	Artisoft, Inc. 12/16/08 (Restricted) (a)	-
586,600	ION Networks, Inc. 2/14/07 (a)	46,928
		286,328

	Communication Products - Equipment 0.02%
57,861	Superconductor Technologies, Inc. 3/10/07	9,258
427,500	Superconductor Technologies, Inc. 9/26/07	98,325
		107,583

	Computer Services - Software 0.14%
279,724	Attunity, Ltd. A 10/24/05 (Israel)	$234,968
137,769	Attunity, Ltd. B 10/24/05 (Israel)	59,241
375,000	Burst.com, Inc. 1/27/05 (Restricted)	-
1,250,000	First Virtual Communications, Inc. 4/12/07 (a)	12,500
276,885	First Virtual Communications, Inc. 11/12/08 (a)	22,151
81,121	Immersion Corporation 12/23/09 (Restricted)	-
862,500	Interplay Entertainment Corp. 3/29/06	-
360,000	Tarantella, Inc. 2/20/09	205,200
929,560	Unify Corporation 4/26/09	204,503
		738,563

	Computer Systems 0.19%
1,666,700	Adept Technology, Inc. 11/18/08 (a)	983,353

	Consumer Products 0.01%
70,889	Rockford Corporation 6/11/09	31,900

	Electronic Components 0.09%
85,227	American Technology Corporation 7/10/07	445,737

	Electronic Equipment 0.26%
708,350	Iteris Holdings, Inc. B 8/16/07 (a)	1,381,283

	Electronic Instruments 0.01%
198,308	Metretek Technologies, Inc. 6/9/05	47,594

	Energy - Technology 0.02%
132,667	Arotech Corporation 6/30/08	68,987
58,075	Arotech Corporation 12/31/08	21,488
		90,475

	Information Services 0.07%
150,000	EDGAR Online, Inc. 1/8/06 (a)	12,000
400,000	EDGAR Online, Inc. 5/26/09 (a)	172,000
600,000	FIND/SVP, Inc. 5/10/09 (a)	192,000
		376,000

	Medical Devices & Equipment 0.91%
268,600	Applied Imaging Corporation 7/29/06 (a)	29,546
46,526	Cardima, Inc. 2/25/05 (Restricted)	-
301,050	Cardima, Inc. 2/25/05	-
114,286	Orthovita, Inc. 6/26/08	93,715
26,250	PharmaNetics, Inc. 2/25/05	-
818,182	Physiometrix, Inc. A 12/5/08 (a)	270,000
818,182	Physiometrix, Inc. B 12/5/08 (a)	245,455
47,476	SpectRx, Inc. 6/13/06	3,323
6,653,226	World Heart Corporation 9/22/08 (Canada) (a)	532,258
2,400,000	World Heart Corporation 9/15/09 (Canada) (a)	3,576,000
		4,750,297
	Medical Information Systems 0.00%
2,200,000	LifeRate Systems, Inc. 11/14/07 (a)	$-

	Retail 0.00%
47,143	Gemstar-TV Guide International, Inc. B 12/21/05	-

	Semiconductor Equipment 0.01%
206,250	Trikon Technologies, Inc. 10/22/07 (Great Britain) (a)	37,125

	Telecom Services 0.00%
150,780	GoAmerica, Inc. 12/19/08	18,094
8,750,000	WPCS International, Incorporated 11/17/09 (Restricted) (a)	-
		18,094

	Telecommunications 0.01%
79,800	Q Comm International, Inc. 6/24/08	30,324

	Total Warrants 2.05%	10,668,552

	TOTAL INVESTMENTS 87.42%	$455,768,894

		Fair
Shares	Securities Sold Short	Value

	Biotechnology 0.14%
103,800	CryoLife, Inc.	$733,866

	Retail 0.07%
18,000	Safeway, Inc.	355,320

	TOTAL SECURITIES SOLD SHORT 0.21%	$1,089,186

	(a) Affiliated issuer under the Investment Company Act of 1940, inasmuch
	as the Fund owns more than 5% of the voting securities of the issuer.

	All percentages are relative to Partners' Capital.

	All common stocks and warrants are non-income producing except for Asta Funding, Inc., CryptoLogic, Inc., and Frequency Electronics, Inc.

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

DECEMBER 31, 2004

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$ 2,069,508	0.40
Automotive Components	13,987,635	2.68
Biotechnology	9,172,285	1.76
Biotechnology - Drug Delivery	8,179,855	1.57
Building Materials	1,184,163	0.23
CAD/CAM/CAE	6,285,634	1.20
Communication Equipment - Software	15,097,931	2.90
Communication Products - Equipment	16,440,438	3.15
Computer Equipment	4,482,290	0.86
Computer Services - Software	54,092,065	10.38
Computer Systems	18,287,329	3.51
Consumer Products	5,156,666	0.99
Data Security	13,159,332	2.52
Electronic Components	9,034,506	1.73
Electronic Equipment	8,944,390	1.72
Electronic Instruments	1,532,168	0.29
Electronic Semiconductor	2,475,872	0.47
Energy - Oil and Gas	12,245,115	2.35
Energy - Technology	9,982,703	1.91
Entertainment	7,639,335	1.47
Financial Services - Miscellaneous	8,208,256	1.57
Gold Mining	4,787,775	0.92
Healthcare Services	6,451,957	1.24
Healthcare - Specialized Products & Services	9,358,695	1.80
Housing - Construction	3,651,414	0.70
Household Furniture - Appliances	2,142,250	0.41
Insurance	-	0.00
Information Services	6,634,649	1.27
Internet Commerce	4,968,920	0.95
Media	1,182,413	0.23
Medical Devices & Equipment	68,417,356	13.12
Medical - Drugs	7,402,283	1.42
Medical Information Systems	2,535,750	0.49
Medical Instruments	1,867,796	0.36
Online Services	8,765,033	1.68
Paper - Packaging	-	0.00
Pharmaceutical Products	4,120,318	0.79
Restaurant	5,962,858	1.14
Retail	43,007,845	8.25
Semiconductor Equipment	8,282,403	1.59
Services	8,976,636	1.72
Specialized Services	3,215,132	0.62
Technology - Miscellaneous	7,974,852	1.53
Telecom Equipment	6,947,753	1.33
Telecom Services	3,518,094	0.67
Telecommunications	30,324	0.01
Therapeutics	4,569,726	0.88
Transportation	2,250,000	0.43

TOTAL PORTFOLIO	$ 454,679,708	87.21%

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments			$100,630,636
Net change in unrealized appreciation			12,017,084
	Total Realized and Unrealized Gain on Investments				$112,647,720

INVESTMENT INCOME (LOSS)
Investment Income
	Interest		1,061,496
	Dividends (net of withholding taxes of $11,815)		669,614
	Securities lending fees		121,580
	Total Investment Income		1,852,690

Operating Expenses
	Administrator's fee		3,596,653
	Professional fees		171,416
	Independent General Partners' fees		80,000
	Custody fee and other		192,647
	Total Operating Expenses		4,040,716

	Net Investment Loss				(2,188,026)

NET INCOME					$110,459,694

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2003:

BALANCE,
DECEMBER 31, 2002		$214,012,386	$10,691,214	$4,737,063	$229,440,663

Capital contributions		6,246,000	-	5,000	6,251,000
Transfers		-	(73,684)	73,684	-
Allocation of net income:
Corporate General
Partner - Performance		-	36,456,814	-	36,456,814
Partners		186,001,814	10,913,052	4,134,137	201,049,003
Repurchases		(25,869,523)	(34,000,000)	(2,000,000)	(61,869,523)

BALANCE,
DECEMBER 31, 2003	$25,000	380,390,677	23,987,396	6,949,884	411,327,957

SIX MONTHS ENDED
JUNE 30, 2004

Capital contributions		17,908,000	-	-	17,908,000
Transfers		762	(609,673)	608,911	-
Allocation of net income:
Corporate General
Partner - Performance		-	8,127,117	-	8,127,117
Partners	$1,893	30,165,471	1,770,528	572,470	32,508,469
Repurchases		(11,587,049)	-	-	(11,587,049)

BALANCE,
JUNE 30, 2004	$25,000	416,877,861	33,275,368	8,131,265	458,284,494

SIX MONTHS ENDED
DECEMBER 31, 2004:

Capital contributions		22,913,885	-	-	22,913,885
Transfers		14,794	(127,937)	113,143	-
Allocation of net income:
Corporate General
Partner - Performance		-	13,964,822	-	13,964,822
Partners	$2,902	51,054,369	3,847,876	957,041	55,859,286
Repurchases		(7,654,129)	(17,000,000)	(5,000,000)	(29,654,129)

BALANCE,
DECEMBER 31, 2004	$25,000	$483,206,780	$33,960,129	$4,201,449	$521,368,358

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 1 - GENERAL:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940. The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement’’).

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner”. The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

NOTE 2 - ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances in a brokerage account.

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At December 31, 2004, there were no securities loans outstanding.

The Fund entered into a consulting agreement (“agreement”) whereby the consultant will perform management and financial advisory services to companies (“covered investments”) in which the Fund invests. As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period. Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the agreement.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - ALLOCATION OF ACCOUNTING PROFITS AND LOSSES:

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the year ended December 31, 2003 was reduced by a loss carryover from December 31, 2002 of $55,221,744.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4 - PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will offer to repurchase at least 10% and no more than 25% of the outstanding Units. The repurchase request deadline will generally be June 16 and December 17, of each year.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2002	8,560.4955	427.6486	189.4825	9,177.6266
Additional Units sold	249.8400	-	0.2000	250.0400
Transfers	-	(2.9474)	2.9474	-
Semi-annual adjustments of Units	7,440.0726	1,894.7946	165.3655	9,500.2327
Repurchases	(1,034.7810)	(1,360.0000)	(80.0000)	(2,474.7810)

Balance, December 31, 2003	15,215.6271	959.4958	277.9954	16,453.1183
Additional Units sold	716.3200	-	-	716.3200
Transfers	0.0305	(24.3869)	24.3564	-
Semi-annual adjustments of Units	1,206.6188	395.9058	22.8988	1,625.4234
Repurchases	(463.4820)	-	-	(463.4820)
Balance, June 30, 2004	16,675.1144	1,331.0147	325.2506	18,331.3797
Additional Units sold	916.5554	-	-	916.5554
Transfers	0.5918	(5.1175)	4.5257	-
Semi-annual adjustments of Units	2,042.1747	712.5079	38.2817	2,792.9643
Repurchases	(306.1652)	(680.0000)	(200.0000)	(1,186.1652)
Balance, December 31, 2004	19,328.2711	1,358.4051	168.0580	20,854.7342

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the year ended December 31, 2004 aggregated $246,446,219 and $265,900,276, respectively.

NOTE 6 - INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

NOTE 7 - RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.

NOTE 8 - SUPPLEMENTARY FINANCIAL INFORMATION:

		Year Ended December 31,
	2004	2003	2002	2001	2000	1999
Ratio of investment expenses to average net assets	0.00%	0.57%	0.03%	0.00%	0.00%	0.00%

Ratio of operating expenses to average net assets	0.84%	1.03%	0.94%	0.89%	0.85%	1.03%

Ratio of total expenses to average net assets	0.84%	1.60%	0.97%	0.89%	0.85%	1.03%

Ratio of net income (loss) to average net assets	23.09%	74.23%	(22.16)%	16.62%	15.19%	68.01%

Portfolio turnover rate	63.46%	52.43%	60.28%	91.33%	102.49%	140.88%

NOTE 9 - RETURN ON PARTNER INVESTMENT:

At December 31, 2004, the value of a $25,000 investment made at each respective subscription date is as follows:

Subscription Date	Value
January 1, 1994	$213,744
January 1, 1995	195,407
July 1, 1995	173,025
January 1, 1996	144,293
July 1, 1996	108,927
January 1, 1997	103,092
July 1, 1997	97,651
January 1, 1998	86,634
July 1, 1998	88,830
January 1, 1999	98,477
July 1, 1999	90,866
January 1, 2000	59,225
July 1, 2000	50,731
January 1, 2001	51,883
July 1, 2001	45,355
January 1, 2002	45,343
July 1, 2002	51,728
January 1, 2003	55,983
July 1, 2003	42,841
January 1, 2004	30,015
July 1, 2004	27,902

NOTE 10 - SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

NOTE 11 - INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission’s regulations. These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933. Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies. Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales. The following is a list of restricted and illiquid securities valued by the Fund as of December 31, 2004:

Issuer	Type of Security	Acquisition Date	Acquisition Cost	Value	Value as a % of Partners Capital
Artisoft, Inc.	Common	9/28/04	$2,667,132	$2,667,132	0.51%
Orion Acquisition Corporation	Common	12/17/04	1,500,000	1,500,000	0.29%
WPCS International, Incorporated	Common	11/17/04	3,500,000	3,500,000	0.67%
Verdasys, Inc. Series B 2%	Preferred	9/3/04	2,500,000	2,500,000	0.48%
Immersion Corp. 5% convertible, due 12/23/09	Bond	12/27/04	3,800,000	3,800,000	0.73%
Velocity Express Corporation 6%, due 4/30/05	Bond	12/22/04	2,250,000	2,250,000	0.43%
Total restricted and illiquid securities			$16,217,132	$16,217,132	3.11%

NOTE 12 - CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a custodial account with Banc of America Securities LLC. The balances are insured by the Federal Deposit Insurance Corporation up to $100,000. Net cash balances and securities in excess of these limits are protected by a guarantee provided by the broker’s parent company, Bank of America Corporation, in the amount of $300,000,000 per account or $1.2 billion in the aggregate.

NOTE 13- PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 207-6500 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended December 31 is available (1) without charge, upon request, by calling (212) 207-

6500 or (2) on the SEC’s website at www.sec.gov. Information as of December 31 each year will generally be available by the following March 1.

NOTE 14- FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.  Code of Ethics.

The Registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to Special Situations Fund III, L.P. at (212) 207-6500, 153 East 53rd Street, 55th Floor, New York, New York 10022, Attention: Rose M. Carling.

There have been no amendments to the Code of Ethics during the period covered by this report. In addition, during the period covered by this report, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the Code of Ethics.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of directors (or persons performing similar functions) has determined that Stanley S. Binder possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stanley S. Binder as the audit committee financial expert. Stanley S. Binder is an “independent” director (or the functional equivalent thereof) pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $123,000 and $86,800 for 2004 and 2003, respectively.

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under “Audit Fees” above.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $35,300 and $26,000 for 2004 and 2003, respectively.

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above.

The audit committee of the Registrant was organized in 2003. All services to be performed for the Registrant by the Registrant’s accountant must be pre-approved by the audit committee. The above referenced fees for 2004 were pre-approved by the audit committee.

The aggregate fees paid by the Registrant for non-audit professional services rendered by the Registrant’s accountant to the Registrant’s investment advisor and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for 2004 and 2003 were $40,930 and $30,699, respectively.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

The Audited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has adopted the following proxy voting policies and procedures of its investment adviser, MGP Advisers Limited Partnership:

PROXY VOTING POLICIES AND PROCEDURES

These policies and procedures apply to the voting of proxies by MGP Advisers Limited Partnership (the “Adviser”) for those client accounts over which the Adviser has proxy voting authority. Adviser is the investment adviser for Special Situations Fund III, L.P.

GENERAL

The Adviser’s proxy voting policies and procedures are designed to ensure that the Adviser complies with the requirements under Rule 206(4)-6 and Rule 204-2 promulgated under the Investment Advisers Act of 1940, as amended, and fulfills its obligations thereunder with respect to proxy voting, disclosure, and recordkeeping.

The Adviser’s objective is to ensure that its proxy voting activities on behalf of its clients are conducted in a manner consistent, under all circumstances, with the best interest of the clients. For most matters, however, the Adviser’s policy is not to vote where it believes the outcome is not in doubt in order to avoid the unnecessary expenditure of time and the cost to review the proxy materials in detail and carry out the vote. In such circumstances the Adviser believes that the client is best served by the Adviser’s devoting its time to investment activities on the client’s behalf.

PROXY VOTING POLICIES

The Adviser is committed to voting proxies in a manner consistent with the best interests of its clients. While the decision whether or not to vote a proxy must be made on a case-by-case basis, the Adviser generally does not vote a proxy if it believes the proposal is not adverse to the best interests of the client or if adverse, the outcome of the vote is not in doubt. In the situations where the Adviser does vote a proxy, the Adviser generally votes proxies in accordance with the following general guidelines:

Proxy Proposal Issue	Adviser’s Voting Policy

Routine Election of Directors	For
Issuance of Authorized Common Stock	For
Stock Repurchase Plans	For
Domestic Reincorporation	For
Director Indemnification	For
Require Shareholder Approval to Issue Preferred Stock	For
Require Shareholder Approval to Issue Golden Parachutes	For
Require Shareholder Approval of Poison Pill	For
Shareholders’ Right to Call Special Meetings	For
Shareholders’ Right to Act by Written Consent	For
Shareholder Ability to Remove Directors With or Without Cause	For
Shareholders Electing Directors to Fill Board Vacancies	For
Majority of Independent Directors	For
Board Committee Membership Exclusively of Independent Directors	For
401(k) Savings Plans for Employees	For
Anti-greenmail Charter or By-laws Amendments	For
Corporate Name Change	For
Ratification of Auditors	For
Supermajority Vote Requirement	Against
Blank Check Preferred	Against
Dual Classes of Stock	Against
Staggered or Classified Boards	Against
Fair Price Requirements	Against
Limited Terms for Directors	Against
Require Director Stock Ownership	Against

The following proxy proposal issues are so fact sensitive that no general voting policy with respect to such issues may be established by the Adviser:

Reprice Management Options	Fact Sensitive
Adopt/Amend Stock Option Plan	Fact Sensitive
Adopt/Amend Employee Stock Purchase Plan	Fact Sensitive
Approve Merger/Acquisition	Fact Sensitive
Spin-offs	Fact Sensitive
Corporate Restructurings	Fact Sensitive
Asset Sales	Fact Sensitive
Liquidations	Fact Sensitive
Adopt Poison Pill	Fact Sensitive
Golden Parachutes	Fact Sensitive
Executive/Director Compensation	Fact Sensitive
Social Issues	Fact Sensitive
Contested Election of Directors	Fact Sensitive
Stock Based Compensation for Directors	Fact Sensitive
Increase Authorized Shares	Fact Sensitive
Tender Offers	Fact Sensitive
Preemptive Rights	Fact Sensitive
Debt Restructuring	Fact Sensitive
Foreign Reincorporation	Fact Sensitive

PROXY VOTING PROCEDURES

The general partner (or other principals) of the Adviser will have the responsibility of voting proxies received by the Adviser on behalf of its clients. The Adviser will evaluate whether to vote the proxy proposals received by the Adviser. If the proxies are voted, the proxy proposals received by the Adviser and designated above in the proxy voting policies as “For” or “Against” will be voted by the Adviser in accordance with the proxy voting policies, and proxy proposals received by the Adviser and designated above in the proxy voting policies as “Fact Sensitive” (or not addressed in the proxy voting policies) will be reviewed by the Adviser on a case-by-case basis.

Notwithstanding the foregoing, the Adviser may vote a proxy contrary to the proxy voting guidelines if the Adviser determines that such action is in the best interest of the client. In the event that the Adviser votes contrary to the proxy voting guidelines, the Adviser will document the basis for the Adviser’s contrary voting decision.

In addition to not voting proxies where the Adviser deems the expenditure of time and cost of voting would exceed the anticipated benefit to the client, the Adviser may choose not to vote proxies in certain situations or for certain clients, such as (i) where a client has informed the Adviser that it wishes to retain the right to vote the proxy, (ii) where the proxy is received for a client account that has been terminated, or (iii) where a proxy is received by the Adviser for a security it no longer manages on behalf of a client.

MATERIAL CONFLICTS OF INTEREST

The Adviser may occasionally be subject to material conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. The Adviser, its affiliates and/or its employees may also occasionally have business or personal relationships with the proponents of proxy proposals, participants in proxy contests, corporate directors and officers, or candidates for directorships.

If at anytime, the Adviser becomes aware of a material conflict of interest relating to a particular proxy proposal, the Adviser will handle the proposal as follows:

•
If the proposal is designated in proxy voting policies above as “For” or “Against,” the proposal will be voted by the Adviser in accordance with the proxy voting policies, provided little discretion on the part of the Adviser is involved; or

•
If the proposal is designated in the proxy voting policies above as “Fact Sensitive” (or not addressed in the proxy voting policies), the Adviser will either (i) disclose to the client such material conflict and vote the client’s shares in accordance with the client’s instructions or (ii) take such other action as is necessary to ensure that the Adviser’s vote (including the decision whether to vote) is based on the client’s best interest and not affected by the Adviser’s material conflict of interest.

PROXY VOTING RECORDS

In accordance with Rule 204-2, the Adviser will maintain the following records in connection with the Adviser’s proxy voting policies and procedures:

•	a copy of the proxy voting policies and procedures;
•	a copy of all proxy statements received regarding client’s securities;
•	a record of each vote the Adviser casts on behalf of a client;
•
written records of client requests for proxy voting information, including a copy of each written client request for information on how the Adviser voted proxies on behalf of the requesting client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client; and

•	any documents prepared by the Adviser that were material to making a decision on how to vote, or that memorialized the basis for a voting decision.

Each of the foregoing records will be maintained and preserved by the Adviser for five years from the end of the last fiscal year in which an entry was made on such record, and for the first two years of such five-year period, shall be maintained at an appropriate office of the Adviser. Notwithstanding the foregoing, the Adviser may rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies. In addition, the Adviser may also rely upon a third party to maintain the foregoing records, provided such third party has provided to the Adviser an undertaking to provide a copy of such records promptly upon request.

DISCLOSURE TO CLIENTS

A copy of the Adviser’s written proxy voting policies and procedures will be provided to clients upon written request to the Adviser. In addition, information regarding how a client’s proxies were voted by the Adviser will be provided to a client upon written request to the Adviser.

Item 8. Portfolio Managers of Closed-End Management Investment Companie.

As of the original filing of this report on March 10, 2005, Austin Marxe, President of AWM Investment Company, Inc, (“AWM”) since 1991 and David Greenhouse, Vice-President of AWM since 1992, are primarily responsible for the day-to-day management of the registrant’s portfolio. AWM serves as the general partner of MGP Advisers Limited Partnership (“MGP”), the registrant’s investment adviser. Mr. Marxe and Mr. Greenhouse are also limited partners of MGP. Mr. Marxe also serves as an Individual General Partner of the registrant.

Mr. Marxe and Mr. Greenhouse also serve as members of the investment advisers to four other Special Situations funds (the “Affiliates”) that have performance based advisory fees, with combined total assets of $ 954,330,646 as of December 31, 2004.

MGP makes investments on behalf of the registrant in accordance with the stated investment objectives for the registrant. MGP is given discretionary authority over the registrant’s investments. When purchases of securities are made with respect to the registrant individually, the purchase is allocated solely to the account of the registrant. At times, however, MGP, along with AWM and the various investment advisers’ to the Affiliates may purchase the same security in an aggregate amount for the accounts of one or more of the Special Situations funds (which includes the Registrant). When securities are purchased by the registrant in conjunction with other Special Situations funds, MGP and its Affiliates will allocate securities amongst the registrant and the other Special Situations funds in a fair and equitable manner depending upon the facts and circumstances of each situation, taking into account the Registrant’s stated investment objectives, liquidity, other holdings of such securities and overall portfolio, and other factors considered relevant.

MGP, the registrant’s investment advisor, receives a 20% performance allocation at six month periods ending June 30 and December 31. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. All investment advisers of the Special Situations funds managed by Mr. Marxe and Mr. Greenhouse receive similar 20% performance based advisory fees with loss recovery provisions.

As of December 31, 2004, Austin Marxe and David Greenhouse each own in excess of $1,000,000 of equity securities in the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b) CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: _/s/Austin Marxe____________
Austin Marxe, Principal Executive Officer

Date March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/Austin Marxe_____________
Austin Marxe, Principal Executive Officer

Date March 9, 2005

By: _/s/ Rose M. Carling________________
Rose M. Carling, Principal Financial Officer

Date March 10, 2005